CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 314,013	$ 235,491	$ 173,514
Cost of revenues	(172,479)	(147,198)	(113,476)
Gross Profit	141,534	88,293	60,038
Research and development expenses	(25,374)	(21,928)	(22,132)
Selling, general and administrative expenses	(98,196)	(70,320)	(64,092)
Depreciation and amortization in respect of technology and capitalized development costs	(11,566)	(6,430)	(4,268)
Other expenses	(2,023)	(444)	(1,790)
Share of losses of equity method investees	(1,270)	(1,555)	(1,794)
Profit (Loss) from ordinary operations	3,105	(12,384)	(34,038)
Financial Income	3,408	2,493	438
Financial Expense	(10,897)	(4,781)	(3,458)
Loss before taxes on income	(4,384)	(14,672)	(37,058)
Tax expenses	(1,247)	(1,215)	(451)
Loss for the year	$ (5,631)	$ (15,887)	$ (37,509)
Loss per share attributed to shareholders of the Company:
Basic loss per share	$ (0.157)	$ (0.479)	$ (1.143)
Diluted loss per share	$ (0.157)	$ (0.479)	$ (1.143)